Employee future benefits	12 Months Ended
Dec. 31, 2022
Employee Future Benefits
Employee future benefits

15. Employee future benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans and unfunded post-employment benefit plans in Germany. The plans are final salary pension plans, which provide benefits to members (or to their surviving dependents) in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on the members’ length of service and their salary in the final years leading up to retirement.

These plans are governed by the employment laws of Germany, which generally require final salary payments of each plan to be adjusted every third year for either an inflationary increase or a set 1% increase per annum. The form of increase varies for each plan and was an election made by each plan when it was initially established.

Since the pension liability is adjusted for either an increase in inflation or a set 1% increase per annum, the pension plan is exposed to the Company’s inflation, interest rate risks and changes in the life expectancy for pensioners. As the plan assets include significant investments in listed equity shares of entities and real estate, the Company is also exposed to equity market and property market risk. A decrease in corporate bond yields will also increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.

In the past, certain Pension Benefit Plans were accounted for as defined contribution plans as sufficient information was not available for the Company to account for its proportionate share of the defined benefit obligation, plan assets and cost associated with such Pension Benefit Plans. In 2021, additional information became available to the Company, which began to account for its proportionate share of the defined benefit obligation and plan assets amounting to $16,137 and $11,963, respectively, which amounts were recorded through other comprehensive income.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The change in the Company’s accrued benefit obligations associated with the employee future benefit obligation is summarized for the years ended:

	December 31,
	2022			2021
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	122	20	142	65
Interest cost	294	1	295	88
Actuarial gain arising from changes in financial assumptions	(5,903)	(12)	(5,915)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(742)	(10)	(752)	(511)
Impact of foreign exchange rate changes	(1,427)	(5)	(1,432)	(1,228)
Balances – End of the period	21,657	93	21,750	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Interest income from plan assets	120	—	120	—
Employer contributions	45	—	45	—
Employee contributions	10	—	10	—
Benefits paid	(247)	—	(247)	—
Remeasurement of plan assets	(641)	—	(641)	—
Impact of foreign exchange rate changes	(623)	—	(623)	(36)
Balances – End of the period	10,591	—	10,591	11,927

Net liability of the unfunded plans	10,694	93	10,787	12,749
Net liability of the funded plans	372	—	372	4,736
Net amount recognized as Employee future benefits	11,066	93	11,159	17,485

Amounts recognized:
In net loss	286	9	295	161
Actuarial gain (loss) on defined benefit plans and remeasurement of the net defined benefit liability in other comprehensive (gain) loss	5,262	—	5,262	(3,592)

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company’s proportionate share of the multi-employer pension plan assets as of December 31, 2022 are as follows:

	December 31,
	2022	2021
	$	$
Equity instruments (Level 1)	846	826
Debt instruments (Level 1)	6,302	7,445
Cash and cash equivalents (Level 1)	46	67
Real estate (Level 3)	2,079	2,207
Other (Level 3)	1,318	1,382
	10,591	11,927

The significant actuarial assumptions applied to determine the Company’s accrued benefit obligations are as follows:

	Pension Benefit Plans			Other benefit plans
	Years ended December 31,			Years ended December 31,
Actuarial assumptions	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%
Discount rate	3.75	1.10	0.60	3.75	1.10	0.60
Pension benefits increase	2.00	0.50	0.50	2.00	0.50	0.50
Rate of compensation increase	2.50	2.50	2.00	2.50	2.50	2.00

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in Germany. These assumptions translate into an average remaining life expectancy in years for a pensioner retiring at age 65:

	December 31,
	2022	2021	2020
	Years	Years	Years
Retiring at the end of the reporting period:
Male	21	21	20
Female	24	24	24

In accordance with the assumptions used as of December 31, 2022, undiscounted defined pension benefits expected to be paid are as follows:

Total $
2023	829
2024	895
2025	894
2026	926
2027	1,083
Thereafter	35,976
40,603

The weighted average duration of the defined benefit obligation is 14.4 years (2021 – 16.0 years).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

If variations in the following assumptions had occurred during 2022, the impact on the Company’s pension benefit obligation of $21,657 as of December 31, 2022 would have been as follows:

Assumption	Increase	Decrease

Change in discount rate of 0.25%	(730)	771
Change in salary rate of 0.25%	16	(16)
Change in pension rate assumption by 0.25%	456	(438)
Change mortality by one year	1,014	(1,020)

Total expenses for the defined benefit plan that the Company accounts for as a defined contribution plan amounted to approximately $20 for the year ended December 31, 2022 (2021 - $45 and 2020 - $38).